Income Taxes (Details) - Schedule of Loss From Operations Before Provision (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss from Operations before Provision Benefit [Abstract]
Domestic	$ (1,486,848)	$ (263,180)
Foreign
Loss from operations before provision (benefit) for income taxes	(1,486,848)	(263,180)
Current
Federal
State	659	3,285
Foreign
Total Current	659	3,285
Deferred
Federal	(270,482)	(54,817)
State	(51,521)	(13,976)
Foreign